Basis of preparation	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparation
The accompanying Consolidated Financial Statements present our historical financial position, results of operations, comprehensive loss, and cash flows in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), including the basis of preparation as described in this Note and with the accounting policies as described in Note 3 to these Consolidated Financial Statements.
The preparation of Consolidated Financial Statements requires management to make certain estimates and assumptions, either at the balance sheet date or during the year that affect the reported amounts of assets and liabilities as well as revenues and expenses. Actual outcomes and results could differ from those estimates and assumptions.
Relationship with Former Parent and affiliates prior to Spin-off
The financial statements for periods prior to the Spin-off were prepared on a combined basis because the business of Alcon did not form a separate legal group until the Spin-off occurred. The information in the financial statements for periods prior to the Spin-off was derived from Novartis’ Consolidated Financial Statements and accounting records, which were prepared in accordance with IFRS. Through the date of the Spin-off, all revenues and expenses as well as assets and liabilities directly associated with Alcon have been included in the financial statements. For periods prior to the Spin-off, the financial statements also include allocations of certain expenses for services provided by Novartis to Alcon and allocations of related assets, liabilities, and the Former Parent’s invested capital, as applicable. The allocations were determined on a reasonable basis; however, the amounts are not necessarily representative of the amounts that would have been reflected in the financial statements had Alcon been an entity that operated independently of Novartis during the applicable periods.
IFRS does not provide principles for the preparation of combined financial statements for carve-out financial statements, and accordingly in preparing the financial statements for periods prior to the Spin-off certain accounting and allocation conventions commonly used in practice for the preparation of carve-out financial statements were applied. The assets and liabilities included in the balance sheet prior to Spin-off were measured at the carrying amounts recorded in Novartis Group Consolidated Financial Statements.
The financial statements for periods prior to the Spin-off include all Alcon subsidiaries and all Alcon business operated within Novartis Group subsidiaries over which Alcon has control, by applying the principles of IFRS 10, Consolidated
Financial Statements. Alcon controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
The financial statements for the periods prior to the Spin-off include the assets and liabilities within Novartis subsidiaries that were attributable to the Alcon business and excluded the assets and liabilities within Alcon subsidiaries not attributable to the Alcon business.
In addition, the financial statements include, for the periods prior to the Spin-off, the assets, liabilities and results of operations of the ophthalmic over-the-counter products and a small portfolio of surgical diagnostics products that in connection with a Novartis Group business reorganization, effective as of January 1, 2018, were transferred to Alcon from the Innovative Medicines Division of Novartis.
Certain Novartis manufacturing sites performed production services for both the Alcon and Innovative Medicines Divisions of Novartis Group ("multi-divisional manufacturing sites"). The financial statements, for periods prior to the Spin-off include the carrying value of the manufacturing sites where the majority of the production is attributable to Alcon and where such sites were transferred to Alcon in connection with the Spin-off. The inventory, sales and production costs of these multi-divisional manufacturing sites that were attributable to the products of the Alcon and Innovative Medicines Divisions of Novartis Group were accounted for and reported separately by the Alcon and Innovative Medicines Divisions of Novartis Group within Novartis Group accounting systems. The supply chains of the Alcon and Innovative Medicines Divisions of Novartis Group each managed separately the distribution of their respective products produced in these multi-divisional manufacturing sites. As a result, there was no requirement for inter-divisional trading arrangements between the Alcon and Innovative Medicines Divisions of Novartis Group for the products produced in these multi-divisional manufacturing sites. Manufacturing costs attributable to the Alcon business' products produced in these multi-divisional manufacturing sites were recognized in the financial statements for periods prior to the Spin-off at cost of production.
For periods prior to the Spin-off, the financial statements include the attribution of certain assets and liabilities that were historically held at the Novartis corporate level that were specifically identifiable or attributable to Alcon on a standalone basis and were recognized on the pre-Spin-off balance sheet through retained earnings in invested capital. The most significant of which were defined benefit plans, current and deferred income taxes, financial debts, financial investments and the Alcon brand name. The Alcon brand name was used to market the products of Alcon and the products within Novartis Innovative Medicines Divisions' ophthalmology pharmaceutical business. The Novartis Group transferred the full rights to the Alcon brand name to Alcon in connection with the Spin-off. As a result, the carrying value of the Alcon brand name was fully attributed to Alcon in the financial statements.
The income and expenses related to the hedging transactions prior to the Spin-off were allocated to Alcon based on the estimated currency exposure of Alcon and are recorded to Other financial income & expense in the income statement and recognized directly through retained earnings in Invested capital (renamed upon execution of the Spin-off).
The majority of Alcon's subsidiaries were party to Novartis cash pooling arrangements with several financial institutions to maximize the availability of cash for general operating and investing purposes. Under these cash pooling arrangements, cash balances were swept by Novartis regularly from Alcon's bank accounts. The net position with the Novartis cash pooling accounts at the end of each reporting period prior to the Spin-off were reflected in the balance sheet in Other financial receivables from former parent or Other financial liabilities to former parent.
Financing transactions between Novartis and Alcon, except for receivables and payables against the Novartis cash pool described above, were excluded from the financial statements in the periods prior to the Spin-off, as none of the financing transactions were specifically related to the operation of Alcon's business. The exclusion of these financing transactions was recognized through retained earnings in Invested capital.
Dividend and other equity transactions between Alcon and Novartis were recognized directly to retained earnings in Invested capital.
Novartis third-party debt and the related interest expense were not allocated to Alcon when Alcon's subsidiaries were not the legal obligor of the debt and when Novartis borrowings were not directly attributable to Alcon's business. The financial statements for periods prior to the Spin-off include third-party debt and the related interest expense when Alcon's subsidiaries were the legal obligor of the debt and when the borrowings were directly attributable to Alcon's business.
Both before and after the Spin-off, Alcon's associates participate in defined benefit pension and other postretirement plans sponsored by Novartis; in some countries these are single employer plans dedicated to the Alcon business associates and in other countries these are plans where associates of Alcon and associates of the Novartis Group are participants. The net defined benefit and other postretirement plan liabilities and pension costs attributable to Alcon are included in the Consolidated Financial Statements for periods prior to and after the Spin-off, to the extent that the corresponding pension obligations and plan assets under those plans transferred to Alcon at the time of Spin-off or will subsequently transfer pursuant to the Employee Matters Agreement entered into with Novartis. Refer to Note 23 to these Consolidated Financial Statements for additional disclosure on post-employment benefits for associates.
Income taxes attributable to the Alcon business in the financial statements were determined using the separate return approach, under which current and deferred income taxes are calculated as if a separate tax return had been prepared in each tax jurisdiction. In various tax jurisdictions, Alcon and Novartis businesses operated within the same legal entity and certain Alcon subsidiaries were part of a Novartis tax group. This required an assumption that the subsidiaries and operations of Alcon in those tax jurisdictions operated on a standalone basis and constitute separate taxable entities. Actual outcomes and results could differ from these separate tax return estimates, including those estimates and assumptions related to realization of tax benefits within these Novartis tax groups. Refer to Note 7 and Note 11 to these Consolidated Financial Statements for additional disclosures on income taxes.
Alcon's Invested capital in the financial statements for the periods prior to Spin-off represents the excess of total assets over total liabilities and, in addition to the items described above, was impacted by the following:
•Currency translation adjustments of the Novartis Group multi-divisional subsidiaries were allocated between Alcon and the Novartis retained businesses by applying allocation keys based on net assets of each respective business.
•Other transactions with Novartis Group as shown on the Consolidated Statement of Changes in Equity represents the movements in Invested capital resulting from the preparation of the financial statements in accordance with the basis of preparation described in this Note.
•Movements of financing provided to Novartis Group as shown on the Consolidated Statement of Changes in Equity and on the Consolidated Statement of Cash Flows primarily represent the net contributions from Alcon to Novartis Group.
For the periods prior to the Spin-off, the financial statements include charges and allocation of expenses related to certain Novartis business support functions and Novartis corporate general and administration functions. Alcon considers the charges and allocation methodology and results to be reasonable. However, the charges and allocations may not be indicative of the actual expense that would have been incurred had Alcon operated as an independent, publicly traded company for the periods prior to the Spin-off. The following is a brief description of the nature of these charges and allocations:
•Alcon received services from Novartis Business Services (“NBS”), the shared service organization of Novartis Group, across the following service domains: human resources operations, real estate and facility services, including site security and executive protection, procurement, information technology, commercial and medical support services and financial reporting and accounting operations. The financial statements include the appropriate costs related to the services rendered, without profit margin, in accordance with the historical arrangements that existed between Novartis and the Alcon business prior to the Spin-off. Refer to Note 25 to these Consolidated Financial Statements for additional disclosures.
•Certain Novartis corporate general and administrative functions costs, in the areas of corporate governance, including board of directors, corporate responsibility and other corporate functions, such as tax, corporate governance and listed company compliance, investor relations, internal audit, treasury, communications functions and the net interest on the net defined benefit liability were not charged or allocated to the Alcon business in the past. The financial statements include a reasonable allocation of these Novartis corporate general and administrative functions costs and net interest on the net defined benefit liability, based on reasonable assumptions and estimates. The corporate general and administrative function costs allocations were based on the direct and indirect costs incurred to provide the respective services. When specific identification was not practicable, a proportional cost allocation method was used, primarily based on sales, or headcount. Management believes that the allocations reasonably approximate the corporate general and administrative functions costs Alcon may have incurred had it operated as a standalone company. However, the allocations may not be indicative of the actual expense that would have been incurred had Alcon operated on a standalone basis prior to the Spin-off. Refer to Note 25 to these Consolidated Financial Statements for additional disclosures.
Management believes that all allocations were performed on a reasonable basis and reflect the services received by Alcon, the costs incurred on behalf of Alcon and the assets and liabilities of Alcon. Although the financial statements for the periods prior to the Spin-off reflect management's best estimate of all historical costs related to Alcon, this may not necessarily reflect what the results of operations, financial position, or cash flows would have been had Alcon been a separate entity prior to the Spin-off.
Agreements entered into between Alcon and Novartis in connection with the Spin-off govern the relationship between the parties following the Spin-off and provide for the allocation of various assets, liabilities, rights and obligations. These agreements also include arrangements for transition services to be provided on a temporary basis between the parties.
Following the Spin-off, the Consolidated Financial Statements include the accounts of Alcon and no longer include any allocations from Novartis.